Property and Equipment	12 Months Ended
Dec. 28, 2013
Property and Equipment [Text Block]
5.	Property and Equipment

			Net Book Value	Net Book Value
		Accumulated	December 28,	December 31,
	Cost	Depreciation	2013	2012
Automobiles	$58,743	$8,876	$49,867	$57,559
Computer equipment	126,192	69,019	57,180	48,398
Equipment	754,902	98,556	656,346	359,445
Equipment held for sale	70,000	-	70,000	105,045
Furniture and fixtures	62,339	36,918	25,421	29,980
Leasehold improvements	6,327,333	615,459	5,498,633	4,979,548
Production equipment	5,095,961	277,681	4,818,280	-
Production equipment in construction	6,060,849	-	6,060,849	7,606,837
Website development costs	121,330	117,365	3,436	61,876
	$18,464,408	$1,224,396	$17,240,012	$13,248,688

Depreciation of production equipment and leasehold improvements commenced on January 1, 2013 as the Company’s manufacturing facility started production. In August, the company temporarily ceased production and therefore ceased amortization expense on the assets that were not in use.